Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Interest and fees on loans	$ 41,267	$ 40,274	$ 41,110
Interest on investment securities:
Taxable	3,554	3,394	3,592
Nontaxable	681	722	844
Federal funds sold and other overnight interest-bearing deposits	38	28	37
Dividends on other securities	216	80	82
Total interest income	45,756	44,498	45,665
Interest on deposits:
Savings, interest checking and money market	970	968	974
Time deposit accounts $100,000 and over	867	940	1,142
Other time deposits	1,090	1,384	2,498
Interest on federal funds purchased and securities sold under agreements to repurchase	56	21	24
Interest on subordinated notes	1,293	1,264	1,284
Interest on Federal Home Loan Bank advances	723	467	420
Total interest expense	4,999	5,044	6,342
Net interest income	40,757	39,454	39,323
Provision for loan losses	250	0	2,030
Net interest income after provision for loan losses	40,507	39,454	37,293
NON-INTEREST INCOME
Service charges and other fees	3,477	3,743	4,165
Bank card income and fees	2,455	2,368	2,200
Trust department income	929	844	796
Real estate servicing fees, net	573	319	876
Gain on sale of mortgage loans, net	1,386	1,093	1,944
Gain on sale of investment securities	8	20	778
Other	338	362	107
Total non-interest income	9,166	8,749	10,866
NON-INTEREST EXPENSE
Salaries and employee benefits	20,792	20,377	19,542
Occupancy expense, net	2,792	2,660	2,630
Furniture and equipment expense	1,844	1,823	2,007
Processing , network, and bank card expense	3,363	3,203	3,668
Legal, examination, and professional fees	1,321	1,159	982
FDIC insurance assessment	867	933	992
Advertising and promotion	1,111	1,274	1,301
Postage, printing, and supplies	1,120	1,117	1,210
Real estate foreclosure (gains) expense, net	(223)	845	4,924
Other	3,507	3,116	3,507
Total non-interest expense	36,494	36,507	40,763
Income before income taxes	13,179	11,696	7,396
Income tax expense	4,580	4,042	2,422
Net income	8,599	7,654	4,974
Preferred stock dividends and accretion of discount	0	0	615
Net income available to common shareholders	$ 8,599	$ 7,654	$ 4,359
Basic earnings per share	$ 1.58	$ 1.41	$ 0.80
Diluted earnings per share	$ 1.58	$ 1.41	$ 0.80